Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Director and Officers [Member]
Related Party Transaction [Line Items]
Amounts of transaction			$ 400		$ 300
Director [Member]
Related Party Transaction [Line Items]
Amounts of transaction			0		$ 0
Marketing services expense	$ 153	$ 98	234	$ 162
Key management personnel and directors [Member]
Related Party Transaction [Line Items]
Salaries and wages expense	600	300	1,000	600
Share-based payments	$ 2,800	$ 1,200	$ 5,800	$ 1,500